Schedule of respect of the interest-bearing borrowings trade and other payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total bank borrowings repayable	$ 3,499,706	$ 4,319,182
On demand [member]
IfrsStatementLineItems [Line Items]
Total bank borrowings repayable	3,499,706	2,928,509
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total bank borrowings repayable		$ 1,390,673